14 Prepaid Expenses (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of assets [line items]
Prepaid expenses	R$ 33,695	R$ 44,109
Prepaid expenses, current	33,563	40,819
Prepaid expenses, noncurrent	132	3,290
Risk Premium - GSF Renegotiation [Member]
Disclosure of fair value measurement of assets [line items]
Prepaid expenses	3,180	12,574
Others [Member]
Disclosure of fair value measurement of assets [line items]
Prepaid expenses	R$ 30,515	R$ 31,535